Sep-01-05 10:30am From-NEW YORK STOCK EXCHANGE +212 656 5893 T-852 P.002/002 F-854

Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

05061697

1-32615

NYSE

September 1, 2005

RECD S.E.C.
SEP 01 2005
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, LIFE SCIENCES RESEARCH, INC., Voting Common Stock, par value $.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 1, 2005. Tentative listing date – September 7, 2005.

Sincerely,

PROCESSED
SEP 08 2005
THOMSON
FINANCIAL

1158833